PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2022
PREPAYMENTS AND OTHER CURRENT ASSETS
PREPAYMENTS AND OTHER CURRENT ASSETS

8.    PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consist of the following:

	As of	As of
	December 31,	December 31,
	2021	2022
	US$	US$

Receivables from third-party payment service providers	574	504
Utility deposits	2,820	630
Deferred expense*	401	1,640
Loans to the third parties**	9,328	1,259
Deductible value-added input tax	7,458	3,535
Others	944	742
Prepayments and other receivables	21,525	8,310

*     Deferred expense represents cash paid in advance to vendors, such as consultant expense and compliance expense, which would be amortized according to their respective service periods.

**   Loans to the third parties as of December 31, 2021 mainly consist of the free interest and due on demand loans of US$7,965 to Bee Computing which engages in the research and development of cryptocurrency mining chips and mining machines. The preexisting loans were effectively settled on the acquisition date. See Note 5 for detailed discussion.